OPERATING SEGMENTS DISCLOSURES (Details Narrative)	3 Months Ended
	Mar. 31, 2026 USD ($) Segment	Mar. 31, 2025 USD ($)
Segment Reporting [Line Items]
Reportable segments | Segment	3
Intersegment sales	$ 465,551,000	$ 353,981,000
Intersegment Eliminations [Member]
Segment Reporting [Line Items]
Intersegment sales	$ 0	$ 0